UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2001
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   1666 Connecticut Avenue, N.W., Suite 300
         --------------------------------------------------
           Washington, D.C.   20009
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:   028-05225
                            -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 387-5035
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.            April 24, 2001
---------------------     -------------------------        --------------
     [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      82
                                           ------------

Form 13F Information Table Value Total:      $274,459
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------------ --------- ---------- -------- ---  ----  ------- ---------- -------- -------- --------

AES Corporation                  COM        00130H105     1589     31800  SH         SOLE                  23200            8600
                                                           170      3400  SH         OTHER                                  3400
Abbott Laboratories              COM        002824100     3492     74000  SH         SOLE                  74000
                                                           378      8000  SH         OTHER                                  8000
Agilent Technologies             COM        00846U101     2017     65634  SH         SOLE                  64148            1486
Air Products & Chemicals, Inc.   COM        009158106     4608    120000  SH         SOLE                 120000
American Home Products           COM        026609107      570      9700  SH         SOLE                                   9700
                                                           370      6300  SH         OTHER                                  6300
American International Group     COM        026874107    14604    181420  SH         SOLE                 181420
Automatic Data Processing        COM        053015103     2175     40000  SH         SOLE                  40000
BP Amoco PLC                     COM        055622104     2521     50814  SH         SOLE                  50814
                                                           318      6406  SH         OTHER                                  6406
Bank of America Corp.            COM        060505104     2299     41983  SH         SOLE                  41983
Bank of New York                 COM        064057102     4663     94700  SH         SOLE                  94700
                                                            20       400  SH         OTHER                                   400
BellSouth Corp.                  COM        079860102     2995     73200  SH         SOLE                  73200
Bristol Myers Co.                COM        110122108      850     14306  SH         SOLE                   5600            8706
                                                           238      4000  SH         OTHER                                  4000
Chiron                           COM        170040109     1755     40000  SH         SOLE                  40000
Cisco Systems                    COM        17275R102    11256    711852  SH         SOLE                 669472           42380
Citigroup, Inc.                  COM        172967101    11441    254349  SH         SOLE                 254349
Clear Channel Communications     COM        184502102     5039     92550  SH         SOLE                  87050            5500
                                                           120      2200  SH         OTHER                                  2200
Cornerstone Propane Partners,    COM        218916104      252     16000  SH         SOLE                  16000
Dell Computer Corp.              COM        247025109      321     12500  SH         SOLE                  12500
Digene Corporation               COM        253752109     7107    466027  SH         SOLE                 414728           51299
                                                            46      3000  SH         OTHER                                  3000
Dover Corp.                      COM        260003108     2444     68200  SH         SOLE                  68200
E. I. duPont de Nemours & Co.    COM        263534109     1008     24776  SH         SOLE                  24776
Eli Lilly                        COM        532457108      245      3200  SH         OTHER                                  3200
Exxon Mobil                      COM        30231G102     8902    109904  SH         SOLE                 103804            6100
                                                           697      8600  SH         OTHER                                  8600
Ford Motor Company               COM        345370860     6422    228377  SH         SOLE                 213796           14581
                                                           159      5667  SH         OTHER                                  5667
General Electric Co.             COM        369604103    23249    555389  SH         SOLE                 549354            6035
                                                          1027     24528  SH         OTHER                                 24528
GlaxoSmithKline                  COM        37733W105     3047     58265  SH         SOLE                  58265
Halliburton Company              COM        406216101     1194     32500  SH         SOLE                  32500
Hewlett Packard                  COM        428236103    10832    346400  SH         SOLE                 336600            9800
IBM                              COM        459200101     3607     37504  SH         SOLE                  33652            3852
                                                           102      1064  SH         OTHER                                  1064
Intel Corp.                      COM        458140100    10841    412000  SH         SOLE                 371700           40300
                                                           379     14400  SH         OTHER                                 14400
Interpublic Group Cos.           COM        460690100     7213    210000  SH         SOLE                 210000
JP Morgan Chase                  COM        46625H100     5630    125380  SH         SOLE                 125380
Johnson & Johnson                COM        478160104    12362    141327  SH         SOLE                 132856            8471
KLA Tencor Corp.                 COM        482480100      445     11300  SH         SOLE                   6700            4600
                                                            24       600  SH         OTHER                                   600
Merck & Co., Inc.                COM        589331107    13176    173597  SH         SOLE                 160915           12682
                                                           592      7800  SH         OTHER                                  7800
Microsoft Corp.                  COM        594918104     8497    155370  SH         SOLE                 146770            8600
                                                           437      8000  SH         OTHER                                  8000
Motorola, Inc.                   COM        620076109      977     68540  SH         SOLE                  49040           19500
National City Corp.              COM        635405103     3000    112168  SH         SOLE                  82800           29368
                                                           262      9800  SH         OTHER                                  9800
Nokia Corp. ADR                  COM        654902204     2074     86400  SH         SOLE                  86400
PepsiCo Inc.                     COM        713448108     3336     75900  SH         SOLE                  75900
Pfizer, Inc.                     COM        717081103     8000    195348  SH         SOLE                 195348
Procter & Gamble Company         COM        742718109     4657     74400  SH         SOLE                  74400
Progressive Corp.-Ohio           COM        743315103     1744     17971  SH         SOLE                  12771            5200
                                                           165      1700  SH         OTHER                                  1700
Royal Dutch Petroleum            COM        780257804    11653    210200  SH         SOLE                 205200            5000
SBC Communications, Inc.         COM        78387G103     4392     98418  SH         SOLE                  98418
Schering-Plough Corp.            COM        806605101     4296    117600  SH         SOLE                 117600
Sprint Corporation               COM        852061100      880     40000  SH         SOLE                  40000
Sprint PCS Group                 COM        852061506      380     20000  SH         SOLE                  20000
Stryker Corp.                    COM        863667101     8910    170518  SH         SOLE                 134400           36118
                                                           387      7400  SH         OTHER                                  7400
Sun Microsystems                 COM        866810104      184     12000  SH         OTHER                                 12000
T. Rowe Price Group Inc.         COM        741477103     5887    188000  SH         SOLE                 188000
Tellabs Inc.                     COM        879664100     2038     50100  SH         SOLE                  38400           11700
                                                           171      4200  SH         OTHER                                  4200
Vertex                           COM        92532F100      472     12900  SH         SOLE                   8800            4100
Viacom Inc., Class B             COM        925524308     1389     31594  SH         SOLE                  31594
Wachovia Corp.                   COM        929771103     1627     27000  SH         SOLE                  27000
Washington Post 'B'              COM        939640108      578      1000  SH         SOLE                   1000
Wilmington Trust Corp.           COM        971807102      473      8000  SH         SOLE                   8000
                                                            12       200  SH         OTHER                                   200
WorldCom Inc.                    COM        98157D106     1238     66237  SH         SOLE                  66237
Banco Bilbao Vizcaya Intl. Ltd   PFD        059456301      697     28000  SH         SOLE                  28000
HSBC Bank, Pfd. C                PFD        44328M815      652     25000  SH         SOLE                  17000            8000
                                                           182      7000  SH         OTHER                                  7000